Inventories - Schedule of Inventories (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [abstract]
Land	S/ 183,218	S/ 230,689
Work in progress- Real estate	158,010	135,376
Finished properties	86,190	76,027
Construction materials	59,879	27,852
Merchandise and supplies	74,959	53,310
Inventories gross	562,256	523,254
Impairment of inventories	(9,683)	(9,207)
Inventories	S/ 552,573	S/ 514,047